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                            MUTUAL FUND SELECT GROUP
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036



January 7, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

          RE:  MUTUAL FUND SELECT GROUP
               REGISTRATION STATEMENT FILE NOS.: 333-13317 AND 811-7843

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement ofAdditional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on November 22, 2002.

     Please call the undersigned at (212) 837-1881 with any questions you may have.



                                   Very truly yours,


                                   /s/ Judy R. Bartlett
                                   ------------------------------------------
                                   Judy R. Bartlett
                                   Vice President & Assistant General Counsel